Consolidated Statements of Changes in Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2009	¥ 3,216,602	¥ 630,765	¥ 1,155,034	¥ 1,916,951	¥ (733,443)	¥ (4,654)	¥ 2,964,653	¥ 251,949
Exercise of stock acquisition rights	120	57	57				114	6
Stock-based compensation	2,174		2,174				2,174
Comprehensive income:
Net income (loss)	12,954			(40,802)			(40,802)	53,756
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	48,794				32,267		32,267	16,527
Unrealized gains (losses) on derivative instruments	1,550				1,548		1,548	2
Pension liability adjustment	23,693				23,720		23,720	(27)
Foreign currency translation adjustments	6,507				6,850		6,850	(343)
Total comprehensive income (loss)	93,498						23,583	69,915
Dividends declared	(30,487)			(25,088)			(25,088)	(5,399)
Purchase of treasury stock	(139)					(139)	(139)
Reissuance of treasury stock	61			(57)		118	61
Transactions with noncontrolling interests shareholders and other	3,726		547				547	3,179
Ending Balance at Mar. 31, 2010	3,285,555	630,822	1,157,812	1,851,004	(669,058)	(4,675)	2,965,905	319,650
Exercise of stock acquisition rights	220	99	99				198	22
Stock-based compensation	1,782		1,782				1,782
Comprehensive income:
Net income (loss)	(220,326)			(259,585)			(259,585)	39,259
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(15,517)				(12,001)		(12,001)	(3,516)
Unrealized gains (losses) on derivative instruments	(1,553)				(1,553)		(1,553)
Pension liability adjustment	(3,299)				(3,176)		(3,176)	(123)
Foreign currency translation adjustments	(119,032)				(118,416)		(118,416)	(616)
Total comprehensive income (loss)	(359,727)						(394,731)	35,004
Stock issue costs, net of tax	(8)			(8)			(8)
Dividends declared	(31,688)			(25,089)			(25,089)	(6,599)
Purchase of treasury stock	(111)					(111)	(111)
Reissuance of treasury stock	68			(48)		116	68
Transactions with noncontrolling interests shareholders and other	40,488		(27)				(27)	40,515
Ending Balance at Mar. 31, 2011	2,936,579	630,921	1,159,666	1,566,274	(804,204)	(4,670)	2,547,987	388,592
Exercise of stock acquisition rights	169	2	2				4	165
Stock-based compensation	1,838		1,838				1,838
Comprehensive income:
Net income (loss)	(398,425)			(456,660)			(456,660)	58,235
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	20,557				14,546		14,546	6,011
Unrealized gains (losses) on derivative instruments	539				539		539
Pension liability adjustment	(33,173)				(34,668)		(34,668)	1,495
Foreign currency translation adjustments	(17,911)				(18,306)		(18,306)	395
Total comprehensive income (loss)	(428,413)						(494,549)	66,136
Stock issue costs, net of tax	(1)			(1)			(1)
Dividends declared	(32,850)			(25,090)			(25,090)	(7,760)
Purchase of treasury stock	(79)					(79)	(79)
Reissuance of treasury stock	51			(61)		112	51
Transactions with noncontrolling interests shareholders and other	12,813		(1,270)				(1,270)	14,083
Ending Balance at Mar. 31, 2012	¥ 2,490,107	¥ 630,923	¥ 1,160,236	¥ 1,084,462	¥ (842,093)	¥ (4,637)	¥ 2,028,891	¥ 461,216